ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [Abstract]
Disclosure of detailed information about property, plant and equipment	Depreciation is calculated using the straight-line method to amortize the cost of each asset to its residual value over its estimated useful life as follows:

Land	No depreciation
Buildings and improvements	10-50 years
Production equipment	5-40 years
Vehicles, furniture and fixtures and other equipment	3-20 years

	Year ended December 31, 2021
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	592,761	3,567,732	7,179,626	289,877	1,203,362	143,309	349,003	13,325,670
Accumulated depreciation	—	(1,754,476)	(4,714,976)	(231,719)	—	(27,185)	(92,633)	(6,820,989)

Net book value at January 1, 2021	592,761	1,813,256	2,464,650	58,158	1,203,362	116,124	256,370	6,504,681

Opening net book value	592,761	1,813,256	2,464,650	58,158	1,203,362	116,124	256,370	6,504,681
Translation differences	(70)	(161)	(43)	(11)	(18)	—	—	(303)
Additions	—	1,874	282	1,285	418,736	38,800	13,758	474,735
Capitalized borrowing costs	—	—	—	—	6,294	—	—	6,294
Disposals / Consumptions	—	(7,439)	(801)	(1,276)	(1,915)	(15,150)	(1,995)	(28,576)
Indexation	—	—	—	—	—	—	4,523	4,523
Transfers	2,053	461,377	585,186	13,884	(1,063,377)	—	—	(877)
Depreciation charge	—	(135,822)	(328,383)	(17,934)	—	(2,607)	(44,153)	(528,899)

Closing net book value	594,744	2,133,085	2,720,891	54,106	563,082	137,167	228,503	6,431,578

Values at the end of the year
Cost	594,744	4,023,271	7,707,052	294,356	563,082	166,959	364,971	13,714,435
Accumulated depreciation	—	(1,890,186)	(4,986,161)	(240,250)	—	(29,792)	(136,468)	(7,282,857)

Net book value at December 31, 2021	594,744	2,133,085	2,720,891	54,106	563,082	137,167	228,503	6,431,578

	Year ended December 31, 2020
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	594,435	3,412,904	6,931,970	268,398	1,119,348	140,028	355,928	12,823,011
Accumulated depreciation	—	(1,618,882)	(4,377,389)	(218,033)	—	(19,656)	(49,470)	(6,283,430)

Net book value at January 1, 2020	594,435	1,794,022	2,554,581	50,365	1,119,348	120,372	306,458	6,539,581

Opening net book value	594,435	1,794,022	2,554,581	50,365	1,119,348	120,372	306,458	6,539,581
Translation differences	(134)	(297)	(68)	(37)	(6)	—	—	(542)
Additions	—	18,552	1,487	2,345	482,606	20,362	6,101	531,453
Capitalized borrowing costs	—	—	—	—	13,100	—	—	13,100
Disposals / Consumptions	—	(183)	(124)	(1,106)	(3,775)	(13,782)	(3,254)	(22,224)
Indexation	—	—	—	—	—	—	(9,388)	(9,388)
Transfers	(1,540)	137,379	247,824	23,352	(407,911)	(3,200)	—	(4,096)
Depreciation charge	—	(136,217)	(339,050)	(16,761)	—	(7,628)	(43,547)	(543,203)

Closing net book value	592,761	1,813,256	2,464,650	58,158	1,203,362	116,124	256,370	6,504,681

Values at the end of the year
Cost	592,761	3,567,732	7,179,626	289,877	1,203,362	143,309	349,003	13,325,670
Accumulated depreciation	—	(1,754,476)	(4,714,976)	(231,719)	—	(27,185)	(92,633)	(6,820,989)

Net book value at December 31, 2020	592,761	1,813,256	2,464,650	58,158	1,203,362	116,124	256,370	6,504,681